Events occurring after the reporting period	6 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period

25.	Events occurring after the reporting period

There were no significant events that occurred after the financial period ended December 31, 2025, which require adjustment to the financial statements.

However, the following non-adjusting events occurred subsequent to the reporting period:

a)	In January 2026, Atlas Medical Concierge Pte Ltd was incorporated with Basel Medical Group Pte Ltd holding 51% of the ordinary shares.

b)	On January 22, 2026, Nasdaq determined that the Company’s ordinary shares did not comply with the minimum $1 bid price requirement based upon the closing bid price for the last 30 consecutive business days. The Company was given a compliance period of 180 calendar days to regain compliance.